CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)S) (Parenthetical) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Number of ordinary shares for each ADS | shares		13	13	13	13
Research and development expenses
Share-based compensation expense due to re-designation	[1]	¥ 21,131	$ 3,238	¥ 21,401	¥ 13,306
Series E convertible redeemable preferred shares | Research and development expenses
Share-based compensation expense due to re-designation | ¥					¥ 11,587

[1]	The amount for the year ended December 31, 2018 included share-based compensation expenses of RMB11,587 related to the Series E convertible redeemable preferred shares re-designation. Please refer to Note 14 for details.